Financial risk management - Capital risk management (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial risk management
Borrowings	¥ 140,387	¥ 97,006
Add: Series A Preferred Shares (Note 26)		476,112
Add: Convertible note (Note 27)		70,598
Add: Exchangeable note liabilities (Note 28)		185,745
Less: Cash and cash equivalents (Note 18)	(154,490)	(101,886)	¥ (105,345)
Net debt	(14,103)	727,575
Total deficit	590,598	(249,356)	¥ (22,240)	¥ 49,001
Total capital	¥ 576,495	¥ 478,219
Gearing ratio		152.14%